2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 –ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

On September 11, 2012, the Company acquired 100% of the equity of Heat Planet and its subsidiaries from Alliance Rich Management Limited (“Alliance Rich”) through its wholly-owned subsidiary, ACG, for total consideration of approximately $159.3 million (see Note 1). On the same date, Mr. Li owned 65.9% and 100% equity of the Company and Alliance Rich, respectively. As both the Company and the acquired companies are under the common control of Mr. Li immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss is recognized. All the assets and liabilities of Heat Planet and its subsidiaries are recorded at carrying value. The cash consideration in excess of carrying value of net assets of Heat Planet’s subsidiary was deemed a capital distribution to Mr. Li and a deduction to additional paid in capital amounting to $85,442 was recorded upon consummation of acquisition.

The Company has adjusted its financial statements for the six months ended June 30, 2012 to account for operating results and cash flows of Heat Planet and its subsidiaries to reflect the merger under common control.

Selected consolidated statement of income information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$16,896	$50	$16,946
Income from operations	21,727	(50)	21,677
Interest income	149	3	152
Income before income taxes	21,876	(47)	21,829
Net income	$16,473	$(47)	$16,426

Selected consolidated statement of income information for the three months ended June 30, 2012:

	Three months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Three months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$8,776	$39	$8,815
Income from operations	10,955	(39)	10,916
Interest income	117	0	117
Income before income taxes	11,072	(39)	11,033
Net income	$8,437	$(39)	$8,398

9

Selected consolidated statement of cash flow information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

Net cash provided by operating activities	$111,877	$24,556	$136,433
Net cash (used in) investing activities	(1,689)	(66,208)	(67,897)
Net cash (used in) provided by financing activities	(93,305)	41,734	(51,571)
Effect of foreign currency translation on cash	(185)	(28)	(213)
Net increase in cash and cash equivalents	16,698	54	16,752
Cash and equivalents, beginning of period	43,019	29	43,048
Cash and equivalents, end of period	$59,717	$83	$59,800